Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Assets
Advance to suppliers	$ 5,980	$ 12,529
VAT recoverable	810	621
Rental deposits	527	438
Receivables from third party payment platforms	299	175
Interest receivable	284	123
Prepayment for share repurchase		10,355
Professional cost for Dual Primary Listing		3,049
Others	852	592
Total prepayments and other current assets	8,752	27,882
Other non-current assets
Rental deposits	1,179	1,818
Total other non-current assets	$ 1,179	$ 1,818